Financial Instrument (Tables)	9 Months Ended
Sep. 30, 2011
Financial Instruments (Tables) [Abstract]
Non-Derivative Financial Instruments
	September 30,		December 31,
	2011		2010
	Carrying	Fair	Carrying	Fair
	Amount	Value	Amount	Value
Non-derivatives
Assets
Cash and cash equivalents	$395,945	$395,945	$522,870	$522,870
Accounts Receivable	2,916,592	2,916,592	2,687,234	2,687,234
Long-term Notes Receivable	234,350	231,120	-	-

Liabilities
Accounts payable	542,790	542,790	542,524	542,524
Short-term borrowings(1)	161,407	161,407	670,671	670,671
Short-term borrowings from related parties	88,734	88,734	9,683	9,683
Long term debt, excluding Amended 2006 Senior Credit Agreement, Euro Notes and Senior Notes(1)	479,470	479,470	528,082	528,082
Amended 2006 Senior Credit Agreement	2,905,685	2,867,848	2,953,890	2,937,504
Senior Notes	2,805,758	2,839,384	824,446	880,366
Euro Notes	270,060	275,472	267,240	276,756
Trust Preferred Securities	-	-	625,549	643,828
Noncontrolling interests subject to put provisions	313,147	313,147	279,709	279,709

(1) At December 31, 2010 the A/R Facility was classified as a short-term borrowing. The A/R Facility was renewed during the third quarter of 2011 for a period of three years. As a result, the A/R Facility has been classified as long-term debt as of September 30, 2011. At September 30, 2011, there were no borrowings under the A/R Facility.

Derivative Financial Instruments Valuation
	September 30, 2011		December 31, 2010

	Assets(2)	Liabilities(2)	Assets(2)	Liabilities(2)
Derivatives in cash flow hedging relationships (1)
Current
Foreign exchange contracts	29,279	(8,307)	3,703	(51,816)
Interest rate contracts	-	(125,682)	-	(51,604)
Non-current
Foreign exchange contracts	1,248	(4,094)	810	(486)
Interest rate contracts	-	-	-	(73,221)
Total	$30,527	$(138,083)	$4,513	$(177,127)

Derivatives not designated as hedging instruments (1)
Current
Foreign exchange contracts	31,369	(20,753)	3,517	(20,751)

Non-current
Foreign exchange contracts	4,097	(3,867)	509	(213)
Total	$35,466	$(24,620)	$4,026	$(20,964)

(1) As of September 30, 2011 and December 31, 2010, the valuation of the Company's derivatives was determined using Significant Other Observable Inputs (Level 2) in accordance with the fair value hierarchy levels established in U.S. GAAP.
(2) Derivative instruments are marked to market each reporting period resulting in carrying amounts being equal to fair values at the reporting date.

Effect of Derivatives on the Consolidated Financial Statements
The Effect of Derivatives on the Consolidated Financial Statements

	Amount of Gain or (Loss) Recognized in OCI on Derivatives		Location of (Gain) or Loss Reclassified from AOCI in Income	Amount of (Gain) or Loss Reclassified from AOCI in Income
Derivatives in Cash Flow Hedging Relationships

	(Effective Portion) for the nine months ended September 30,				(Effective Portion) for the nine months ended September 30,
	2011	2010	(Effective Portion)	2011	2010

Interest rate contracts	$(73,937)	$(89,177)
Foreign exchange contracts	(13,803)	(13,435)	Costs of Revenue	$(1,581)	$9,308

	$(87,740)	$(102,612)		$(1,581)	$9,308

Derivatives not Designated as Hedging Instruments		Amount of (Gain) or Loss Recognized in Income on Derivatives for the nine months ended September 30,
	Location of (Gain) or Loss Recognized in Income on Derivatives

		2011	2010

Foreign exchange contracts	Selling, general and administrative expense
		$(67,744)	$61,308
	Interest income/expense	5,492	(8,229)

		$(62,252)	$53,079